Financial Instruments / Risk Management - Schedule of Sensitivity Changes in Exchange Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Impact on loss	SFr (6,114)	SFr 1,269	SFr (4,664)
+5% USD
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	5,586	10,272
Impact on loss	279	(514)
-5% USD
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	5,586	10,272
Impact on loss	(279)	514
+5% EUR
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	3,951	5,409
Impact on loss	198	270
-5% EUR
Disclosure Of Financial Instruments [Line Items]
Net exposure in CHF	3,951	5,409
Impact on loss	SFr (198)	SFr (270)